Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Trading Symbol	UGDM
Entity Registrant Name	UNIVERSAL GOLD MINING CORP.
Entity Central Index Key	0001375596
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2009
Current Assets
Cash	$ 525,213	$ 947,153
Marketable securities - available for sale	716,660
Employee receivable		1,084
Related party receivable		5,258
Goods and Services tax refund receivable	15,398	16,328
Deferred financing costs			3,223	3,223
Prepaid expenses and other current assets		1,866	2,500	2,500
Note receivable, net of discount			496,777	496,777
Total Current Assets	1,257,271	971,689	502,500	502,500
Property and equipment, net		3,613
Investment in mining option		2,300,000
Total Assets	1,257,271	3,275,302	502,500	502,500
Current Liabilities
Accounts payable	80,806	326,228	17,194	14,534
Accounts payable-related party	12,174	65,183	7,500	7,000
Accrued liabilities	38,084	258,020
Advances from stockholder			82,405	82,405
Convertible note payable			500,000	500,000
Total Current Liabilities	131,064	649,431	607,099	603,939
Total Liabilities	131,064	649,431	607,099	603,939
Commitments and contingencies
Total Stockholders' Equity (Deficit)
Preferred stock, value
Common stock, value	93,013	93,013	200,200	200,200
Additional paid-in capital	5,933,729	5,866,408	(122,600)	(122,600)
Other comprehensive income (loss)	(17,281)	2,136
Deficit accumulated in the exploration stage	(4,883,254)	(3,335,686)	(182,199)	(179,039)
Total Stockholders' Equity (Deficit)	1,126,207	2,625,871	(104,599)	(101,439)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 1,257,271	$ 3,275,302	$ 502,500	$ 502,500

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2009
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	93,012,500	93,012,500	200,200,000	200,200,000
Common stock, shares outstanding	93,012,500	93,012,500	200,200,000	200,200,000

Consolidated Statements of Operations (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		56 Months Ended	62 Months Ended
	Dec. 31, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Nov. 30, 2009	Dec. 31, 2010	Jun. 30, 2011
Revenues
Expenses
General and administrative	3,160	89,422	652,823	885,052	679,776	2,810,478	65,598	2,984,517	3,869,569
Mineral expenditures								6,750	6,750
Depreciation				198		340		340	538
Loss on sale of mining option		660,015		660,015					660,015
Impairment loss/expense									376,410
Total Expenses	3,160	749,437	653,823	1,545,265	679,776	3,185,818	65,598	3,368,017	4,913,282
Other Income (Expense)
Foreign currency exchange gain (loss)		(2,274)		(2,303)		31,666		31,666	29,363
Interest income	3,223		212		212	665	128,930	161,827	161,827
Interest expense	(3,223)						(128,930)	(161,162)	(161,162)
Total Other Income (Expense)		(2,274)	212	(2,303)	212	32,331		32,331	30,028
Net Loss	(3,160)	(751,711)	(653,611)	(1,547,568)	(679,564)	(3,153,487)	(65,598)	(3,335,686)	(4,883,254)
Basic and Diluted Loss Per Common Share	$ 0	$ (0.01)	$ 0	$ (0.02)	$ 0	$ (0.02)	$ 0
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	200,200,000	93,012,500	154,105,833	93,012,500	176,662,155	133,966,507	200,200,000
Mining Options
Expenses
Impairment loss/expense						375,000		375,000	375,000
Mineral Claims
Expenses
Impairment loss/expense								$ 1,410

Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Additional Paid-in Capital	Deficit Accumulated in the Development Stage	Other Comprehensive Income	Issuance During Period 1st	Issuance During Period 1st Common Stock	Issuance During Period 1st Additional Paid-in Capital	Issuance During Period 2nd	Issuance During Period 2nd Common Stock	Issuance During Period 2nd Additional Paid-in Capital	Issuance During Period 3rd	Issuance During Period 3rd Common Stock	Issuance During Period 3rd Additional Paid-in Capital	Issuance During Period 4th	Issuance During Period 4th Common Stock	Issuance During Period 4th Additional Paid-in Capital	Issuance During Period 5th	Issuance During Period 5th Common Stock	Issuance During Period 5th Additional Paid-in Capital	Goods and Services Exchanged for Equity Instrument	Goods and Services Exchanged for Equity Instrument Common Stock	Goods and Services Exchanged for Equity Instrument Additional Paid-in Capital	Goods and Services Exchanged for Equity Instrument Issuance During Period 2nd	Goods and Services Exchanged for Equity Instrument Issuance During Period 2nd Common Stock	Goods and Services Exchanged for Equity Instrument Issuance During Period 2nd Additional Paid-in Capital
Beginning balance at May. 02, 2006	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at May. 02, 2006		0
Common Stock issued (in shares)		60,000,000
Common Stock issued	7,500	60,000	(52,500)
Net loss	(2,646)			(2,646)
Ending balance at Nov. 30, 2006	4,854	60,000	(52,500)	(2,646)
Ending balance (in shares) at Nov. 30, 2006		60,000,000
Common Stock issued (in shares)							31,800,000			3,200,000			8,000,000			7,000,000
Common Stock issued						15,900	31,800	(15,900)	1,600	3,200	(1,600)	4,000	8,000	(4,000)	3,500	7,000	(3,500)
Net loss	(13,355)			(13,355)
Ending balance at Nov. 30, 2007	16,499	110,000	(77,500)	(16,001)
Ending balance (in shares) at Nov. 30, 2007		110,000,000
Common Stock issued (in shares)																						90,200,000
Common Stock issued																					45,100	90,200	(45,100)
Net loss	(97,440)			(97,440)
Ending balance at Nov. 30, 2008	(35,841)	200,200	(122,600)	(113,441)
Ending balance (in shares) at Nov. 30, 2008		200,200,000
Net loss	(65,598)			(65,598)
Ending balance at Nov. 30, 2009	(101,439)	200,200	(122,600)	(179,039)
Ending balance (in shares) at Nov. 30, 2009		200,200,000
Net loss	(3,160)			(3,160)
Ending balance at Dec. 31, 2009	(104,599)	200,200	(122,600)	(182,199)
Beginning balance (in shares) at Dec. 31, 2009		200,200,000
Common Stock issued (in shares)							38,000,000						1,500,000			2,000,000			1,187,500						325,000
Common Stock issued						3,757,428	38,000	3,719,428				150,000	1,500	148,500	800,000	2,000	798,000	475,000	1,188	473,812				195,000	325	194,675
Common Stock cancellation (in shares)		(150,200,000)
Common Stock cancellation	(21,500)	(150,200)	128,700
Stock based compensation	358,841		358,841
Contributed capital	167,052		167,052
Foreign currency translation gain	2,136				2,136
Net loss	(3,153,487)			(3,153,487)
Ending balance at Dec. 31, 2010	$ 2,625,871	$ 93,013	$ 5,866,408	$ (3,335,686)	$ 2,136
Ending balance (in shares) at Dec. 31, 2010		93,012,500

Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) (USD $)	7 Months Ended	12 Months Ended
	Nov. 30, 2006	Dec. 31, 2010	Dec. 31, 2010 Issuance During Period 1st	Nov. 30, 2007 Issuance During Period 1st	Nov. 30, 2007 Issuance During Period 2nd	Dec. 31, 2010 Issuance During Period 2nd Goods and Services Exchanged for Equity Instrument	Dec. 31, 2010 Issuance During Period 3rd	Nov. 30, 2007 Issuance During Period 3rd	Dec. 31, 2010 Issuance During Period 4th	Nov. 30, 2007 Issuance During Period 4th	Dec. 31, 2010 Issuance During Period 5th	Nov. 30, 2008 Goods and Services Exchanged for Equity Instrument
Common Stock issued, dollar amount per share	$ 0.0025		$ 0.1	$ 0.01	$ 0.01		$ 0.1	$ 0.01	$ 0.4	$ 0.01	$ 0.4
Common Stock issued, start date			May 24, 2010								Oct 14, 2010
Common Stock issued, date	Aug 4, 2006			Mar 29, 2007	Apr 3, 2007	Jun 21, 2010	Jul 8, 2010	Apr 4, 2007	Sep 20, 2010	Apr 10, 2007		Apr 1, 2008
Common Stock issued, end date			Jun 29, 2010								Nov 10, 2010
Common Stock cancellation, date		May 24, 2010

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended	56 Months Ended	62 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2010	Jun. 30, 2011
Cash flows from operating activities
Net loss	$ (1,547,568)	$ (679,564)	$ (3,153,487)	$ (3,335,686)	$ (4,883,254)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	198		340	340	538
Stock-based compensation	67,321	435,910	553,841	598,941	666,262
Loss on disposal of fixed assets	3,518				3,518
Loss on sale of mining option	660,015				660,015
Impairment loss/expense					376,410
Accretion of discount on note receivable				(103,144)	(103,144)
Amortization of deferred financing costs				103,144	103,144
Expenses paid by stockholder		14,500	14,500	14,500	14,500
Bad debt expense	2,803		66,367	66,367	69,170
Foreign currency exchange (gain)/loss	2,303		(31,666)	(31,666)	(29,363)
Changes in operating assets and liabilities:
Employee receivable	1,057		(1,057)	(1,057)
Related party receivable	5,125		(5,125)	(5,125)
Other receivable	(2,265)		(81,013)	(83,513)	(85,778)
Prepaid expenses and other current assets	1,866	2,500	683	683	2,505
Accounts payable	(245,359)	210,448	439,972	454,506	209,147
Accounts payable - related party	(52,702)	(7,500)	57,356	64,856	12,154
Accrued liabilities and expenses	(94,803)		132,926	135,586	40,783
Net cash used in operating activities	(1,198,491)	(23,706)	(1,631,363)	(1,746,268)	(2,944,803)
Cash flows from investing activities
Issuance of note receivable				(338,838)	(338,838)
Purchases of property and equipment			(4,045)	(4,045)	(4,045)
Proceeds from sale of mining option	902,035				902,035
Purchase of put and call option/convertible note		(1,027,276)	(1,027,276)	(1,027,276)	(1,027,276)
Proceeds from exercise of put option on convertible note			1,059,100	1,059,100	1,059,100
Cash paid for investment in mining option	(125,000)	(2,300,000)	(2,550,000)	(2,550,000)	(2,675,000)
Net cash provided (used) in investing activities	777,035	(3,327,276)	(2,522,221)	(2,861,059)	(2,084,024)
Cash flows from financing activities
Advances from stockholder				82,405	82,405
Repayment of advance from stockholder		(82,405)	(82,405)	(82,405)	(82,405)
Issuance of common stock, net of offering costs		3,757,428	5,182,428	5,214,928	5,214,928
Borrowings on debt, net of costs				338,838	338,838
Net cash provided by financing activities		3,675,023	5,100,023	5,553,766	5,553,766
Effect of exchange rates on cash activities	(484)		714	714	274
Net (Decrease) Increase in Cash	(421,940)	324,041	947,153	947,153	525,213
Cash at Beginning of Period	947,153
Cash at End of Period	525,213	324,041	947,153	947,153	525,213
Cash paid for:
Interest
Income taxes
Non-Cash Investing and Financing Activities
Assignment of note receivable for satisfaction of note payable		500,000	500,000	500,000	50,000
Discount on note receivable				161,162	161,162
Contributed capital - payables settled by Stockholder		131,052	131,052	145,522	145,522
Contributed capital - shares acquired by Stockholder and cancelled		21,500	21,500	21,500	21,500
Investment in miming option - accrued and impaired			125,000	125,000	125,000
Receipt of marketable securities in sale of mining option	737,950				737,950
Change in unrealized loss on marketable securities	(21,290)				21,290
Mining Options
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment loss/expense			$ 375,000	$ 375,000	$ 375,000

ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
ORGANIZATION AND DESCRIPTION OF BUSINESS
NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Universal Gold Mining Corp. (f/k/a Federal Sports & Entertainment, Inc.) (“we,” “Universal” or the “Company”) was incorporated on May 3, 2006 under the laws of the State of Nevada.

On April 14, 2008, the Company filed Amended and Restated Articles of Incorporation changing its name from Rite Time Mining, Inc. to Federal Sports & Entertainment, Inc. to reflect the Company’s decision to engage in the business of acquiring and operating an independent, minor league baseball league. The Company was unsuccessful in this endeavour.

On April 9, 2010, the Company filed a Certificate of Amendment to its Articles of Incorporation changing its name from Federal Sports & Entertainment, Inc. to Universal Gold Mining Corp. and determined to shift its focus to the acquisition, exploration and development of gold mining deposits.

The Company is an exploration stage, gold mining company with its efforts initially focused on what it believes to be under-explored countries. The Company is in the exploration stage and has achieved no operating revenues to date.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Universal Gold Mining Corp. (f/k/a Federal Sports & Entertainment, Inc., formerly Rite Time Mining Corp.) (the “Company”) was incorporated on May 3, 2006 under the laws of the State of Nevada. On April 14, 2008, the Company filed Amended and Restated Articles of Incorporation changing its name from Rite Time Mining, Corp. to Federal Sports & Entertainment, Inc. to reflect the Company’s decision to engage in the business of acquiring and operating an independent, minor league baseball league. The Company was unsuccessful in this endeavor.

On April 9, 2010, the Company filed a Certificate of Amendment to its Articles of Incorporation changing its name from Federal Sports & Entertainment, Inc. to Universal Gold Mining Corp. and determined to shift its focus to the acquisition, exploration and development of gold mining deposits.

The Company is an international, exploration stage, gold mining company with its efforts initially focused on Colombia and currently, on what it believes to be under-explored countries. The Company is in the exploration stage and has achieved no operating revenues to date.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America.

Change in Fiscal Year

On May 19, 2010, the Company determined to change its fiscal year from November 30 to December 31. As a result of the change, the Company had a transition period for the one month ended December 31, 2009.  As the transition period covers a period of one month, the Company was not required to file a transition report.

These consolidated financial statements include the Company’s consolidated balance sheets as of December 31, 2010, December 31, 2009 and November 30, 2009 and the consolidated statements of operations, changes in stockholders’ equity (deficit) and cash flows for the 12 months ended December 31, 2010 and November 30, 2009, for the one month period ended December 31, 2009, and for the period from May 3, 2006 (Inception) through December 31, 2010. The Company has chosen to use the fiscal year ended November 30, 2009 for comparative purposes. Restating the prior fiscal period to the new fiscal period would not materially affect the comparison as the difference in activity is not significant.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Universal Gold Holdings (Cayman) Ltd., (“UGH”), which was incorporated in the Cayman Islands on April 22, 2010 and UGMC Mining, Inc. (“UGMC”), which was incorporated in British Columbia on September 14, 2010.  All material intercompany accounts and transactions have been eliminated. The Company intends to dissolve or dispose of UGMC Mining, Inc. in the future.

Use of Estimates

Management uses estimates and assumptions in preparing these consolidated financial statements in accordance with generally accepted accounting principles. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities and the reported revenues and expenses. Actual results could differ from these estimates.

Certain amounts in the prior year have been reclassified to conform to the current year presentation.

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments purchased with an original maturity of three months or less to be cash equivalents. These investments are carried at cost, which approximates fair value. The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (FDIC). Beginning December 31, 2010 through December 31, 2012 all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. This unlimited insurance coverage is separate from, and in addition to, the insurance coverage provided to the depositor’s other accounts held by a FDIC-insured institution, which are insured for balances up to  $250,000 per depositor until December 31, 2013. At December 31, 2010, the Company had  $697,153 in cash deposits in excess of FDIC insured limits.

 Accounts Receivable and Allowance for Doubtful Accounts

The Company’s accounts receivable is composed primarily of receivables from employees, related parties and third parties. The Company performs credit evaluations prior to advancing funds or granting credit to third parties and generally does not require collateral. The Company maintains an allowance for doubtful accounts for amounts in which collection is not assured.

Goods and Services Tax (“GST”) Refund Receivable

The Canadian Government requires Canadian resident companies to collect sales taxes from customers when goods and services are sold in Canada.  These taxes collected can be offset by taxes paid (tax credits) for goods and services purchased in Canada.  Any sale outside of Canada is not taxed for this purpose.  At the end of each quarter, all taxes paid on goods and services purchased are netted against the taxes due on sales of goods and services sold.  Because the Company has more tax credits than taxes collected, as of December 31, 2010 the Company is due a refund of  $16,328. As the Company’s Canadian subsidiary UGMC was not incorporated until September 2010, there was no GST receivable or payable at December 31, 2009 or November 30, 2009.

Property and Equipment

Property and equipment are carried at cost, with depreciation provided on a straight-line basis over their estimated useful lives of 5 years. Expenditures for maintenance and repairs are charged to expense as incurred. Additions, major renewals and replacements that increase the property’s useful life are capitalized.  Property sold or retired, together with the related accumulated depreciation is removed from the appropriate accounts and the resulting gain or loss is included in net income (loss).

Mineral Exploration and Development Costs

All exploration expenditures are expensed as incurred. Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Mine development costs incurred to develop new ore deposits, to expand the capacity of mines, or to develop mine areas substantially in advance of current production are also capitalized once proven and probable reserves exist and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. If the Company does not continue with exploration after the completion of the feasibility study, the cost of mineral rights will be expensed at that time.  Costs of abandoned projects are charged to mining costs, including related property and equipment costs. To determine if these costs are in  excess of their recoverable amount, periodic evaluation of the carrying value of capitalized costs and any related property and equipment costs are based upon expected future cash flows and/or estimated salvage value in accordance with ASC 360-10-35-15, Impairment or Disposal of Long-Lived Assets. As of December 31, 2010, the Company recorded an impairment charge of  $375,000 related to the Hemco Option. See Note 8.

The Company accounts for its income taxes in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 – Income Taxes. The liability method is used whereby deferred tax assets and liabilities are determined based on temporary differences between basis used for financial reporting and income tax reporting purposes. Income taxes are provided based on tax rates in effect at the time such temporary differences are expected to reverse. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize the tax assets through future operations.

Fair Value of Financial Instruments

FASB ASC Topic 825 – Financial Instruments, requires the Company to disclose, when reasonably attainable, the fair market values of its assets and liabilities which are deemed to be financial instruments. The Company's financial instruments consist primarily of cash and certain receivables and payables.  The Company believes the carrying value of these financial instruments approximates fair value given their short term nature.

Earnings Per Share Information

Basic net earnings (loss) per common share are computed by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, which is the case for all periods presented in these consolidated financial statements, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. Potentially dilutive securities consist of outstanding option grants to employees and directors, which totaled 6,666,667 at December 31, 2010.

Stock-Based Compensation

The Company’s Board of Directors approved the 2008 Equity Incentive Plan (the “2008 Plan”), under which the Company may issue stock options. The Company accounts for this plan under the recognition and measurement principles of ASC 718, Compensation — Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the consolidated statement of operations based upon their fair value as of the date of grant.

Foreign Currency

The financial statements of foreign subsidiaries are translated into U.S. dollars at period end exchange rates except for revenues and expenses, which are translated at average monthly rates. Translation adjustments are reflected as a separate component of stockholders’ equity and have no current effect on earnings or cash flows.

Foreign currency exchange transactions are recorded using the exchange rate at the later of either the date of settlement or the most recent intervening balance sheet date. The Company recognized foreign currency exchange gains of  $31,666,  $0 and  $0 during the years ended December 31, 2010 and November 30, 2009 and the one month ended December 31, 2009, respectively, primarily attributable to its investment in the Convertible Loan Note more fully discussed in Note 7.

Other Comprehensive Income

FASB ASC Topic 220 – Comprehensive Income, establishes the rules for the reporting and display of comprehensive income and its components.  The Company’s other comprehensive income is solely attributable to unrealized gains or losses on foreign currency translation adjustments.

The Company follows the guidance in FASB ASC Topic 855-10-50 – Subsequent Events for the disclosure of subsequent events and evaluates subsequent events through the date when financial statements are issued.  The Company, which files reports with the U.S. Securities and Exchange Commission (the “SEC”), considers its consolidated financial statements issued when they are widely distributed to users, such as upon filing of the financial statements on EDGAR, the SEC’s Electronic Data Gathering, Analysis and Retrieval system.

New Accounting Pronouncements

In August 2009, the FASB issued Accounting Standards Update (“ASU”) 2009-05, “Measuring Liabilities at Fair Value”, ASU 2009-05 provides guidance on measuring the fair value of liabilities and is effective for the first interim or annual reporting period beginning after its issuance.

In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures (Topic 820)—Improving Disclosures about Fair Value Measurements. This ASU requires some new disclosures and clarifies some existing disclosure requirements about fair value measurement as set forth in Codification Subtopic 820-10.

The FASB’s objective is to improve these disclosures and thus, increase transparency in financial reporting. The ASU is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Early application is permitted.

In December 2010, the FASB issued the FASB ASU 2010-29 “Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations”. ASU 2010-29 specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments in this Update also expand the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amended guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted.

The Company does not expect adoption of the new accounting pronouncements will have a material effect on the Company’s consolidated financial statements.

GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
GOING CONCERN
NOTE 3 – GOING CONCERN

In the course of the Company’s exploration activities, the Company has sustained losses and expects such losses to continue unless and until the Company can achieve net operating revenues.  Future issuances of the Company’s equity or debt securities will be required in order for the Company to continue to finance its operations and continue as a going concern. The Company currently has no revenue from operations and has incurred cumulative net losses of  $4,883,254 since its inception. The Company’s consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business.  Realization values may be substantially different from carrying values as shown and the Company’s consolidated financial statements do not include any adjustments relating to the recoverability or classification of recorded asset amounts or the amount and classification of liabilities that might be necessary if the Company is unable to continue as a going concern.

The Company expects to finance its operations primarily through its existing cash and future financings. However, there exists substantial doubt about the Company’s ability to continue as a going concern because it will be required to obtain additional capital in the future to continue its operations and there is no assurance that the Company will be able to obtain such capital, through equity or debt financings, or any combination thereof, whether on satisfactory terms or at all. Additionally, no assurance can be given that any such financing, if obtained, will be adequate to meet the Company’s ultimate capital needs and to support its growth. If adequate capital cannot be obtained on a timely basis and on satisfactory terms, the Company’s operations would be materially negatively impacted. The Company’s ability to complete additional offerings is dependent on the state of the debt and equity markets at the time of any proposed offering, and such market’s reception of the Company and the offering terms. In addition, the Company’s ability to complete an offering may be dependent on the status of the Company’s business activities, which cannot be predicted.

NOTE 3 – GOING CONCERN

In the course of the Company’s exploration activities, the Company has sustained losses and expects such losses to continue unless and until the Company can achieve net operating revenues.  Future issuances of the Company’s equity or debt securities will be required in order for the Company to continue to finance its operations and continue as a going concern. The Company currently has no revenue from operations and has incurred cumulative net losses of  $3,335,686 since its inception.
The Company expects to finance its operations primarily through its existing cash and future financings. However, there exists substantial doubt about the Company’s ability to continue as a going concern because it will be required to obtain additional capital in the future to continue its operations and there is no assurance that the Company will be able to obtain such capital, through equity or debt financings, or any combination thereof, whether on satisfactory terms or at all. Additionally, no assurance can be given that any such financing, if obtained, will be adequate to meet the Company’s ultimate capital needs and to support its growth. If adequate capital cannot be obtained on a timely basis and on satisfactory terms, the Company’s operations would be materially negatively impacted. The Company’s ability to complete additional offerings is dependent on the state of the debt and equity markets at the time of any proposed offering and such market’s reception of the Company and the offering terms. In addition, the Company’s ability to complete an offering may be dependent on the status of the Company’s business activities, which cannot be predicted.

The uncertainty about the Company’s ability to successfully resolve these factors raises substantial doubt about the Company's ability to continue as a going concern. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which implies the Company will continue to meet its obligations and continue its operations for the next twelve months. Realization values may be substantially different from carrying values as shown and the Company’s consolidated financial statements do not include any adjustments relating to the recoverability or classification of recorded asset amounts or the amount and classification of liabilities that might be necessary if the Company is unable to continue as a going concern.

INVESTMENT IN MINING OPTION	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
INVESTMENT IN MINING OPTION
NOTE 4 – INVESTMENT IN MINING OPTION

On June 4, 2010, the Company made the first payment under an Option Agreement (as amended, the “Option Agreement”), dated as of April 23, 2010, among the Company and Core Values Mining & Exploration Company, a Cayman Islands corporation (“CVMEC”), and Core Values Mining & Exploration Company’s wholly owned Colombian subsidiary (collectively, “CVME”). The Option Agreement provided the Company with the right to acquire up to a 50% interest in a 164 hectare gold prospect, which is located approximately 10 kilometers southeast of the city of Manizales in Colombia (the “Toldafria Prospect”).

The Option Agreement provided that the Company may earn a 25% interest in the Toldafria Prospect at the end of the first year of the Option Agreement, by paying  $2,300,000 on or prior to June 4, 2010, which the Company paid. The Company had the opportunity to earn an additional 15% interest in the Toldafria Prospect at the end of the second year (June 2011), by paying  $2,650,000 within 30 business days after completion of the first year. Finally, the Company had the opportunity to earn a further 10% interest in the Toldafria Prospect at the end of the third year (June 2012), by paying an additional  $3,050,000 within 30 business days after completion of the second year, for a total of  $8,000,000 under the Option Agreement.

CVME contracted to acquire the Toldafria Prospect from the person believed to be the registered owner thereof pursuant to a purchase agreement to which the Company was not a party (the “Toldafria Purchase Agreement”).  CVME’s success in recording the transfer of the Toldafria Prospect, and therefore the Company’s earning of the interest therein, was contingent upon, among other things, approval of the relevant Colombian government authorities.

The Option Agreement provided that CVME carry out prospecting, exploration, development or other work as the operator on the Toldafria Prospect and CVME  would receive payment of  $30,000 per month, out of the funds earmarked for exploration and development activity, for its administrative and overhead costs in such capacity.

The Option Agreement provided for certain mechanisms by which CVME may, after the end of the third year of the Option Agreement, elect to (1) acquire shares of the Company’s common stock in exchange for CVME’s interest in the Toldafria Prospect at market based valuations, or (2) form a separate joint venture corporation that would hold both CVME’s and the Company’s interests in the Toldafria Prospect, and operate pursuant to an agreement to be entered into at such time.

In May 2011, UGH entered into an asset purchase agreement (the “Asset Purchase Agreement”) with Rio Novo. Pursuant to the Asset Purchase Agreement, UGH sold to Rio Novo all of its rights, title and interest in the Option Agreement, and all its interest in the Toldafria Prospect.

In connection with the sale of the rights, title and interest in the Option Agreement, Rio Novo paid to UGH a total amount of  $902,035, of which  $300,000 was paid in cash and  $602,035 was settled in cash by way of refunding to UGH an amount in escrow.  Rio Novo also issued to the Company 500,000 of its ordinary shares, valued at  $737,950.  Rio Novo has also agreed to deliver to UGH or its designee an additional 766,667 Rio Novo ordinary shares (“Contingent Sales Proceeds”) upon (1) the Caldas State Government Mining Delegation (Colombia) granting a concession, exploitation or exploration right or any renewal or extension of any such existing right to Nestor Gutierrez, CVME, CVMEC, Rio Novo or any of their affiliates in connection with the Toldafria Prospect having a term of not less than 20 years and (2) confirmation by CorpoCaldas (the Caldas State Environment Authority) that the project mineral rights are excluded from the alleged existing Reserva de Foresta Regional covering certain parts of the Toldafria Prospect area so as to allow exploration and mining activities within the area covered by the Toldafria Prospect.  Rio Novo now owns 100% of the Toldafria Prospect.

 The Company recognized a loss on the sale of sale of its rights, title and interest in the Option Agreement and its interest in the Toldafria Prospect of  $660,015. The Company did not record the Contingent Sales Proceeds as of June 30, 2011 due to uncertainty regarding its ultimate realization. Upon receipt of the Contingent Sales Proceeds, if receipt were to occur, the Company would record the additional shares of Rio Novo at the fair market value as of the date of receipt and reduce the loss recognized on the sale.

NOTE 4 – INVESTMENT IN MINING OPTION

On June 4, 2010, the Company made the first payment under an Option Agreement (as amended, the “Option Agreement”), dated as of April 23, 2010, among the Company and Core Values Mining & Exploration Company, a Cayman Islands corporation and Core Values Mining & Exploration Company’s wholly owned Colombian subsidiary (collectively, “CVME”). The Option Agreement provides the Company with the right to acquire up to a 50% interest in a 164 hectare gold prospect, which is located approximately 10 kilometers south-east of the city of Manizales in Colombia (the “Toldafria Prospect”).

The Option Agreement provides that the Company may earn a 25% interest in the Toldafria Prospect at the end of the first year of the Option Agreement, by paying  $2,300,000 on or prior to June 4, 2010, which the Company has paid. The Company may earn an additional 15% interest in the Toldafria Prospect at the end of the second year (June 2011), by paying  $2,650,000 within 30 business days after completion of the first year. Finally, the Company may earn a further 10% interest in the Toldafria Prospect at the end of the third year (June 2012), by paying an additional  $3,050,000 within 30 business days after completion of the second year, for a total of  $8,000,000 under the Option Agreement.

CVME has contracted to acquire the Toldafria Prospect from the person believed to be the registered owner thereof pursuant to a purchase agreement to which the Company is not a party (the “Toldafria Purchase Agreement”).  CVME’s success in recording the transfer of the Toldafria Prospect, and therefore the Company’s earning of the interest therein, is contingent upon, among other things, approval of the relevant Colombian government authorities. In the event that CVME is not ultimately successful in meeting its obligations, or recording the transfer of the Toldafria Prospect free of encumbrances, pursuant to the Toldafria Purchase Agreement, CVME may not be able to deliver to the Company any property interests in the Toldafria Prospect that the Company earns pursuant to the Toldafria Option Agreement, as amended, and the Company would lose its investment.

The Option Agreement provides that CVME shall carry out prospecting, exploration, development or other work as the operator on the Toldafria Prospect and CVME shall receive payment of  $30,000 per month, out of the funds earmarked for exploration and development activity, for its administrative and overhead costs in such capacity.

The  $2,300,000 the Company paid to CVME during June 2010 is included in the consolidated balance sheet at December 31, 2010 as an “Investment in mining option” pending the transfer of the Toldafria Prospect.

NOTE RECEIVABLE AND CONVERTIBLE NOTE PAYABLE	12 Months Ended
Dec. 31, 2010
NOTE RECEIVABLE AND CONVERTIBLE NOTE PAYABLE
NOTE 5 – NOTE RECEIVABLE AND CONVERTIBLE NOTE PAYABLE

On September 9, 2008, the Company entered into a 0% Secured Convertible Promissory Note Agreement with John Thomas Bridge and Opportunity Fund, L.P. (hereafter, “John Thomas B.O.F.”). Under the terms of the Promissory Note Agreement, the Company borrowed the principal amount of  $500,000 ( $338,838 net of fees), which was to be repaid in full on or before December 8, 2009, unless the Promissory Note was converted or redeemed before such date. The Promissory Note was secured by all of the assets of Diamond Sports & Entertainment, Inc. (“Diamond Sports”) and its affiliate, Diamond Concessions, LLC. This security interest was subordinated to that of a certain bank providing a pre-existing credit facility to Diamond Sports. Three of the principal officer/director stockholders of Diamond Sports pledged all of their shares of capital stock of Diamond Sports to John Thomas B.O.F. as security for the Company’s obligations under the Promissory Note.

On September 9, 2008, the Company also entered into a Securities Purchase Agreement (“SPA”) with Diamond Sports. Under the terms of the SPA, the Company provided net proceeds of  $338,838 in bridge financing to Diamond Sports (“Bridge Financing”) in connection with a contemplated merger between the Company and Diamond Sports (the “Merger”), and to assist Diamond Sports in meeting its working capital requirements. The Bridge Financing is evidenced by an Unsecured Bridge Loan Promissory Note (“Bridge Note”) in the amount of  $500,000 from Diamond Sports to the Company.

On February 3, 2010, as a result of the abandonment of the Company’s planned merger with Diamond Sports, the Company and John Thomas B.O.F. entered into a settlement agreement whereby the Bridge Note was assigned by the Company to John Thomas B.O.F. in full satisfaction of the Promissory Note and the extinguishment of all obligations thereunder, including the Company’s contingent obligation to issue Bridge Shares and Bridge Warrants to John Thomas B.O.F. upon the closing of a merger. The Company has no further obligations to John Thomas B.O.F.

OTHER RECEIVABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
OTHER RECEIVABLES
NOTE 6 – OTHER RECEIVABLES

At June 30, 2011 and December 31, 2010, the Company had other receivables of  $0 and  $66,367, respectively, resulting from the Company’s advancement of funds to an unrelated party that shared office space with the Company’s Canadian subsidiary and for amounts due the Company as reimbursement by the unrelated party for shared office expenses. These receivables are not collateralized, are interest free and are due on demand. The Company established an allowance for doubtful accounts at December 31, 2010 for the full amount of the receivables, based upon its assessment that these receivables are uncollectible. During the three months ended June 30, 2011 the Company wrote off the full amount of these receivables against the allowance. The Company had no other third party receivables outstanding at June 30, 2011 and December 31, 2010.

NOTE 6 – OTHER RECEIVABLES

At December 31, 2010, the Company had other receivables of  $66,367 resulting from the Company’s advancement of funds to an unrelated party that shares office space with the Company and for amounts due the Company as reimbursement by the unrelated party for shared office expenses. These receivables are not collateralized, are interest free and are due on demand. The Company established an allowance for doubtful accounts at December 31, 2010 of  $66,367, based upon its assessment that the  $66,367 receivable is uncollectible.  The Company had no other receivables outstanding at December 31, 2009 and November 30, 2009.

CONVERTIBLE NOTE RECEIVABLE	12 Months Ended
Dec. 31, 2010
CONVERTIBLE NOTE RECEIVABLE
NOTE 7 – CONVERTIBLE NOTE RECEIVABLE

In June 2010, the Company entered into a Put and Call Option Agreement (the “Kolar Option”) with Grafton Resource Investments Ltd. (“Grafton”).  Pursuant to the Kolar Option, the Company paid £680,000 (or  $1,027,276) to subscribe for (1) a Convertible Loan Note  (the “Kolar Note”) of Kolar Gold Plc (“Kolar”), an English Company, in the principal amount of £680,000, which was convertible into “B” ordinary shares of Kolar (the “Kolar Shares”) at a conversion price of £0.25 per share and (2) 18 month warrants (“Warrants”) to purchase up to 2,720,000 Kolar Shares at an exercise price of £0.30 per share.

The exercise price under the Call Option consisted of:  (1) 2.11 shares of our common stock for each Kolar Share purchased under the New Call Option; (2) 18-month warrants having an exercise price of  $0.75 per whole share to purchase 0.45154 shares of the Company’s common stock for each Kolar Share purchased under the New Call Option; and (3) 18-month warrants having an exercise price of  $0.90 per whole share to purchase 0.45154 shares of the Company’s common stock for each Kolar Share purchased under the New Call Option.

The Kolar Option also provided the Company with the right (the “Put Option”), exercisable during the Initial Exercise Period, to require Grafton to purchase the Company’s entire right and interest in the Kolar Note and Warrants for an aggregate cash purchase price of £680,000 (payable in Sterling or U.S. Dollars, at the prevailing spot conversion rate, at Grafton’s election).  The Kolar Amendment gave the Company the right to exercise this Put Option at any time during the New Exercise Period.

In November 2010, the Company exercised the Put Option and required Grafton to purchase its entire right and interest in the Kolar Note and Warrants and return the £680,000 the Company paid for them. On November 30, 2010, Grafton paid £680,000 ( $1,059,100 based on the November 30, 2010 exchange rate) to the Company.

Grafton owns 2,000,000 shares (or approximately 2.3%) of the Company’s outstanding common stock.  David Cather, a member of the Company’s Board of Directors, is a retained consultant to Grafton.  Craig Niven, a member of the Company’s Board of Directors, is a director of and 48% shareholder in Arlington Group Asset Management Limited, which is the Investment Manager of the Arlington Special Situations Fund Limited. Arlington Special Situations Fund Limited previously owned  $2,000,000 face amount of the Kolar Note issued by Grafton. Grafton is also the owner of 7,160,000 (or approximately 15.6% of the outstanding) Kolar Shares.

HEMCO OPTION - ACQUISITION COSTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
HEMCO OPTION - ACQUISITION COSTS
NOTE 7 – HEMCO OPTION – ACQUISITION COSTS

On November 30, 2010, the Company entered into an agreement, referred to as the “Hemco Option Agreement,” with N.C.G.A. Project Acquisition Corp. (“NCGA”), an entity controlled by certain of the Company’s minority shareholders, whereby the Company would, at its option (the “Hemco Option”), be entitled to acquire, and to require NCGA to transfer to the Company, all of the issued shares in RNC (Hemco) Limited (“Hemco”), and all minority interests in certain subsidiaries of Hemco not owned by Hemco (collectively, the “Hemco Assets”).  The Hemco Assets were to be acquired by NCGA pursuant to the terms and conditions of a Share Purchase Agreement, dated as of November 30, 2010 (the “Share Purchase Agreement”), among NCGA and TWL Investments Ltd., Thomas William Lough (“Lough”), James Randall Martin (“Martin”) and Sergio Rios Molina (“Rios” and together with TWL and Martin, “Sellers”).  The Share Purchase Agreement provided that NCGA would acquire from Sellers all of the issued common shares of RNC (Management) Limited, which owned 100% of the interest in Hemco.  Conditional upon the sale, Lough and Martin would also transfer to NCGA for no additional consideration, all of the minority interests not already owned by Hemco in its Nicaraguan subsidiary, Hemco-Nicaragua S.A. (“HemcoNic”). HemcoNic is a private Nicaraguan company which operates the Bonanza gold and silver mine located in Nicaragua, Central America.

 The Hemco Option Agreement provided that if the Company exercised the Hemco Option, it would, among other things, be able to acquire the Hemco Assets from NCGA for  $64,750,000, which was equal to the balance of the  $65,000,000 purchase price ( $250,000 of which had already been paid in the form of a non-refundable deposit) that NCGA would be required to pay to Sellers at the closing of the transactions under the Share Purchase Agreement.

As of December 31, 2010, the Hemco Option Agreement was amended (the “Hemco Option Agreement Amendment”). The Hemco Option Agreement Amendment included, among other things, the Company’s consent to NCGA’s entry into Amendment No. 1, dated as of December 31, 2010, to the Share Purchase Agreement (the “Share Purchase Agreement Amendment”). The Share Purchase Agreement Amendment, among other things: extended from December 31, 2010 to February 15, 2011 the date by which the parties to the Share Purchase Agreement were permitted to terminate such agreement and included an agreement to pay an additional non-refundable  $125,000 upon the execution of the Share Purchase Agreement Amendment and an additional  $125,000 upon the closing of the Share Purchase Agreement, as amended.  The non-refundable  $125,000 was paid on January 4, 2011.

The Share Purchase Agreement and the transactions contemplated thereunder were terminated because the closing did not occur on or before February 15, 2011 and, accordingly, the Company determined not to exercise the Hemco Option.  The Company determined not to proceed with a private placement of its securities to obtain proceeds that would have been used to acquire the Hemco Assets.  Through June 30, 2011, the Company incurred total costs and impairment expense of  $1,622,261, of which  $353,694 and  $0 costs were incurred during the six months ended June 30, 2011 and 2010, respectively, in connection with the Company’s execution of the Hemco Option Agreement and the Hemco Option Agreement Amendment and its efforts to raise the funding necessary to exercise the Hemco Option.  The costs are included in general and administrative expenses on the Company’s consolidated statements of operations.

NOTE 8 – HEMCO OPTION - ACQUISITION COSTS

On November 30, 2010, the Company entered into an agreement, referred to as the “Hemco Option Agreement”, with N.C.G.A. Project Acquisition Corp. (“NCGA”), controlled by certain of the Company’s minority shareholders, whereby the Company would, at its option (the “Hemco Option”), be entitled to acquire, and to require NCGA to transfer to the Company, all of the issued shares in RNC (Hemco) Limited (“Hemco”), and all minority interests in certain subsidiaries of Hemco not owned by Hemco (collectively, the “Hemco Assets”).  The Hemco Assets were to be acquired by NCGA pursuant to the terms and conditions of a Share Purchase Agreement, dated as of November 30, 2010 (the “Share Purchase Agreement”), among NCGA and TWL Investments Ltd., Thomas William Lough (“Lough”), James Randall Martin (“Martin”) and Sergio Rios Molina (“Rios” and together with TWL and Martin, “Sellers”).  The Share Purchase Agreement provided that NCGA would acquire from Sellers all of the issued common shares of RNC (Management) Limited, which owns 100% of the interest in Hemco.  Conditional upon the sale, Lough and Martin would also transfer to NCGA for no additional consideration, all of the minority interests not already owned by Hemco in its Nicaraguan subsidiary, Hemco-Nicaragua S.A. (“HemcoNic”). HemcoNic is a private Nicaraguan company which operates the Bonanza gold and silver mine located in Nicaragua, Central America.

As of December 31, 2010, the Hemco Option Agreement was amended (the “Hemco Option Agreement Amendment”). The Hemco Option Agreement Amendment included, among other things, the Company’s consent to NCGA’s entry into Amendment No. 1, dated as of December 31, 2010, to the Share Purchase Agreement (the “Share Purchase Agreement Amendment”). The Share Purchase Agreement Amendment, among other things: extended from December 31, 2010 to February 15, 2011 the date by which the parties to the Share Purchase Agreement may terminate such agreement; inserted as a closing condition that Martin be appointed as a director and a non-executive Chairman with effect from (and subject to) the date of the closing of the Share Purchase Agreement, as amended; included an agreement to pay an additional non-refundable  $125,000 upon the execution of the Share Purchase Agreement Amendment and an additional  $125,000 upon the closing of the Share Purchase Agreement, as amended; and inserted a covenant that, concurrently with the closing of the Share Purchase Agreement, NCGA would cause HemcoNic to grant to the Sellers a right to receive a deferred consideration payment equal to  $1.00 for each ounce of gold established in any category of resource (other than an inferred resource) or reserve in the HemcoNic Non-Mine Concession (as defined in the Share Purchase Agreement Amendment) measured in compliance with a National Instrument 43-101 of the Canadian Securities Administrators resource report, up to a maximum of  $5,000,000.

The Share Purchase Agreement and the transactions contemplated thereunder were terminated because the closing did not occur on or before February 15, 2011 and accordingly, the Company determined not to exercise the Hemco Option. Costs of  $893,567 incurred in connection with the Company’s execution of the Hemco Option Agreement and the Hemco Option Agreement Amendment are reflected as general and administrative costs on the Company’s consolidated statement of operations.  The Company recorded  $375,000 as impairment expense on the Company’s consolidated statement of operations related to the option payments accrued or made pursuant to the Hemco Option Agreement.  At December 31, 2010,  $125,000 of the Hemco option payments remained accrued and is shown as accrued liabilities in the accompanying balance sheet.  The  $125,000 was paid on January 4, 2011.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
NOTE 8 – RELATED PARTY TRANSACTIONS

Accounts Payable – Related Party

At June 30, 2011 and December 31, 2010, the Company owed  $12,174 and  $65,183, respectively, to certain members of its Board of Directors (“Directors”) for director fees and consulting fees.

Employee and related party receivables

At December 31, 2010, the Company had outstanding employee receivables of  $1,084 related to the Company’s payment of employee payroll taxes on behalf of certain non-officer employees. At December 31, 2010, the Company had outstanding related party receivables of  $5,258, due from Yellowhead Mining, Inc. (“Yellowhead”). A former director of the Company serves as Yellowhead’s Chief Operating Officer. Yellowhead shared office space with the Company’s Canadian subsidiary, and the receivables are reimbursement of shared office expenses paid by the Company. The Company had no outstanding employee or related party receivables at June 30, 2011.

Compensation of directors

Director fees totaled  $6,174 and  $1,500 for the three months ended June 30, 2011 and June 30, 2010, respectively, and  $12,174 and  $3,000 for the six months ended June 30, 2011 and 2010, respectively. Consulting fees paid to directors totaled  $60,000 and  $0 for the three months ended June 30, 2011 and June 30, 2010, respectively, and  $100,000 and  $3,000 for the six months ended June 30, 2011 and 2010, respectively. Director fees and consulting fees paid to directors are included in general and administrative expense on the consolidated statements of operations.

NOTE 9 – RELATED PARTY TRANSACTIONS

 Accounts Payable – Related Party

At December 31, 2010, December 31, 2009 and November 30, 2009, the Company owed  $65,183,  $7,500 and  $7,000, respectively, to certain members of its Board of Directors (“Directors”) for director fees and consulting fees and its former CEO for services rendered to the Company as its sole officer and Director through October 2010. During 2010,  $7,500 of the payable to the Company’s former CEO was paid on behalf of the Company by a major shareholder and treated as a contribution of capital to the Company. See Note 12.

Advances from shareholder

At December 31, 2010, December 31, 2009 and November 30, 2009, the Company had been advanced  $0,  $82,405 and  $82,405, respectively, by a major shareholder to pay operating expenses. These advances were non-interest bearing. During 2010, these amounts were forgiven by the major shareholder and treated as a contribution of capital to the Company. See Note 12.

At December 31, 2010, December 31, 2009 and November 30, 2009, the Company had outstanding employee receivables of  $1,084,  $0 and  $0, respectively, related to the Company’s payment of employee payroll taxes on behalf of certain non-officer employees.

Related party receivable

At December 31, 2010, December 31, 2009 and November 30, 2009, the Company had outstanding related party receivables of  $5,258,  $0 and  $0, respectively. The related party receivable is due from Yellowhead Mining, Inc. (“Yellowhead”). A former Director of the Company serves as Yellowhead’s Chief Operating Officer. Yellowhead shared office space with the Company, and the receivables are reimbursement of shared office expenses paid by the Company.

Compensation of officers and directors and consulting fees

From October 2008 to October 2010, director fees of  $500 per month were earned by the Company’s former CEO for services performed as an officer and Director. During June 2010, the Company expanded the size of its Board of Directors and elected four additional Directors. Each of the four new Directors received fees for services rendered, either in the form of director fees or consulting fees, dependent upon the services being performed.

Director fees totaled  $19,000 and  $6,000 for the years ended December 31, 2010 and November 30, 2009, respectively, and  $500 for the one month ended December 31, 2009. Consulting fees earned by Directors totaled  $229,788 for the year ended December 31, 2010. No consulting fees were payable to Directors prior to June 2010. Consulting fees and director fees payable to Directors are included in general and administrative expense on the consolidated statements of operation.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
NOTE 9 – COMMITMENTS AND CONTINGENCIES

Office Space

Since March 2011, the Company no longer leases offices in Vancouver, British Columbia.

Litigation

From time to time, the Company may become involved in lawsuits and legal proceedings that arise in the ordinary course of business. The Company is currently not aware of any such legal proceedings or claims that could have, individually or in the aggregate, a material adverse affect on its business, financial condition, operating results or cash flows.

Liquidated Damages

In connection with the Company’s July 2010 private placement of common shares, the Company granted registration rights to the investors. The Company was not able to file the registration statement by the date required by the private placement and the Company is obligated to pay liquidated damages of  $36,000.  As of June 30, 2011 and December 31, 2010, the Company had recorded an accrual for liquidated damages of  $36,000, which is included in accrued liabilities.

NOTE 10 - COMMITMENTS AND CONTINGENCIES

As of March 2011, the Company no longer leases offices in Vancouver, British Columbia.

From time to time, the Company may become involved in lawsuits and legal proceedings that arise in the ordinary course of business. The Company is currently not aware of any such legal proceedings or claims that could have, individually or in the aggregate, a material adverse affect on its business, financial condition, operating results, or cash flows.

TAXES	12 Months Ended
Dec. 31, 2010
TAXES
NOTE 11 – TAXES

Federal Income Tax

No provision for federal income taxes has been recognized for the years ended December 31, 2010 and November 30, 2009 and for the one month ended December 31, 2009 as the Company incurred a net operating loss for income tax purposes in each year and has no carryback potential.

Deferred tax assets and liabilities as of December 31, 2010, December 31, 2009 and November 30, 2009 consisted primarily of deferred tax assets resulting from net operating loss carryforwards of  $877,209,  $63,770 and  $60,877, respectively. At December 31, 2010, the Company provided a full valuation allowance for these net deferred tax assets, as it is more likely than not that these assets will not be realized.

The Company’s federal income tax returns for the years ended 2006, 2007, 2008, and 2009 are open to examination. At December 31, 2010, December 31, 2009 and November 30, 2009, the Company evaluated its open tax years in all known jurisdictions. Based on this evaluation, the Company did not identify any uncertain tax positions.

Goods and Service Tax (“GST”)

Because the Company has more tax credits than taxes collected at December 31, 2010, the Company is due a GST refund of  $16,328 from the Canadian taxing authority. As the Company’s Canadian subsidiary, UGMC, was not incorporated until September 2010, there was no GST receivable or payable at December 31, 2009 or November 30, 2009.

EQUITY	12 Months Ended
Dec. 31, 2010
EQUITY
NOTE 12 – EQUITY

Common Stock

On March 22, 2010, the Company’s Board of Directors approved a 20 for 1 forward stock split (the “Forward Split”) of the Company’s common stock in the form of a stock dividend. The record date for the Forward Split was April 19, 2010, the payment date was May 7, 2010 and the ex-dividend date was May 10, 2010.  All share and per share information has been retroactively adjusted to reflect the Forward Split.  The par value of the Company’s common stock was unchanged by the Forward Split.

On December 29, 2010, the Company’s stockholders approved an increase in total authorized shares of common stock from 300,000,000 to 1,500,000,000, par value  $0.001 per share.

Cancellation Agreement

Pursuant to a Cancellation Agreement, dated May 24, 2010, between the Company and Linda Farrell, its majority stockholder at that time, all 150,200,000 shares of the Company’s common stock held by Ms. Farrell were returned to the Company and cancelled (the “Cancellation”) in exchange for  $20,000 cash and reimbursement of legal fees of  $1,500. Immediately prior to the Cancellation, Ms. Farrell was the beneficial owner of approximately 67.3% of the Company’s outstanding common stock, accordingly, the Cancellation may be deemed a change in control. The cash and legal fee reimbursement were paid by a Company shareholder on the Company’s behalf and have been treated as contributed capital in the statement of changes in stockholders’ equity (deficit).

Private Placement Completed July 2010

On May 24, 2010, the Company completed the initial closing of a private placement offering (the “Offering”) of shares of the Company’s common stock, at  $0.10 per share, to foreign and accredited investors (the “Investors”). The Company sold an aggregate of 23,000,000 shares in the initial closing of the Offering, resulting in gross proceeds of  $2,300,000. On June 22, 2010 and June 29, 2010, the Company completed additional interim closings of the Offering, at  $0.10 per share, to additional Investors, through which the Company sold 15,000,000 additional shares, resulting in aggregate additional gross proceeds of  $1,500,000. The Company incurred closing costs of  $42,572 related to the initial and interim sales of 38,000,000 shares pursuant to the Offering, resulting in net proceeds from the Offering of  $3,757,428.

The Company granted registration rights to the Investors in this private placement and filed a registration statement on Form S-1 with the SEC on November 11, 2010, which was declared effective on December 22, 2010. No underwriting discounts or commissions were paid or are payable in connection with the Offering.

The Company was not able to file the registration statement by the date required by the Offering. The Company is obligated to pay liquidated damages of  $36,000. As of December 31, 2010, the Company recorded an accrual for liquidated damages of  $36,000, which is included in accrued liabilities on the consolidated balance sheet and general and administrative expenses on the consolidated statement of operations. The December 31, 2010 accrual of  $36,000 takes into consideration that, during January 2011, shareholders of 17,000,000 shares agreed to waive their right to receive the aforementioned liquidated damages.

Private Placement Completed November 2010

On September 20, 2010, the Company completed an initial closing of a private placement (the “Additional Offering”) in which the Company sold 2,000,000 shares of common stock, at  $0.40 per share, for gross proceeds of  $800,000.  On October 14, 2010 and November 2, 2010, the Company completed a second closing of the private placement in which the Company sold an additional 1,187,500 shares of common stock, at  $0.40 per share, for gross proceeds of  $475,000.

The Company granted registration rights to the Investors in this private placement and filed a registration statement on Form S-1 with the SEC on November 11, 2010, which was declared effective on December 22, 2010. No underwriting discounts or commissions were paid or are payable in connection with the Additional Offering.

Capital Contribution

During the twelve months ended December 31, 2010, the Company’s existing stockholders paid certain expenses and accounts payable totaling  $167,052 on behalf of the Company.  No shares were issued in exchange for this capital contribution.

Shares for Services

Pursuant to a Consulting Services Agreement and an Advisory Services Agreement, each between the Company and one of two unrelated firms, and each dated as of June 21, 2010 (collectively, the “Professional Services Agreements”), the Company issued, during June 2010, an aggregate of 325,000 shares of common stock as consideration for professional services previously rendered relating to business development and corporate finance. The 325,000 shares issued during June 2010 were valued at  $195,000, or  $0.60 per share, using the closing price of the Company’s common stock on the date the agreement was executed. The Company recognized non-cash consulting fees of  $195,000 during the year ended December 31, 2010 in connection with these issuances.

STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
STOCK OPTIONS
NOTE 11 – STOCK OPTIONS

The 2008 Plan currently allows for equity awards to employees and directors, and, in certain instances, consultants, covering up to 10,000,000 shares of common stock. If an incentive award granted under the 2008 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to us in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for further awards under the 2008 Plan.

The Company recognizes the fair value of share-based payments over the vesting periods of the awards. Compensation expense related to options granted totaled  $67,321 and  $240,910 for the six months ended June 30, 2011 and 2010, respectively and  $28,852 and  $240,910 for the three months ended June 30, 2011 and 2010, respectively. Measured but unrecognized stock-based compensation expense at June 30, 2011 was  $115,406, which is expected to be recognized as expense over a weighted-average period of 1.00 year.

Stock option activity and related information for the six months ended June 30, 2011 is as follows:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at December 31, 2010	6,666,667	$0.20	$-
Granted	-
Exercised	-
Forfeited	2,000,000	$0.20
Outstanding at June 30, 2011	4,666,667		$-

Vested at June 30, 2011	3,333,333	$0.20	$-

Exercisable at June 30, 2011	-

Outstanding options had  $0 intrinsic value at June 30, 2011 and December 31, 2010, due to the exercise price being greater than the value of the Company’s common stock at June 30, 2011 and December 31, 2010.

On February 28, 2011, Andrew Neale resigned from his position as a member of the Company’s Board of Directors and any committees thereof effective as of that date. During 2010, Mr. Neale was granted 2,000,000 options, of which 666,667 options were fully vested as of Mr. Neale’s resignation date. The 1,333,333 unvested options granted to Mr. Neale were forfeited as of Mr. Neale’s termination date. Mr. Neale had until March 30, 2011 to exercise the remaining 666,667 vested options, but did not notify the Company that he wished to do so and such shares then became available for further issuance pursuant to the 2008 Plan.  As of June 30, 2011, 5,333,333 shares remain available for issuance under the 2008 Plan.

NOTE 13 – STOCK OPTIONS

In June 2010, the Company amended the 2008 Plan to reduce the number of shares of common stock issuable pursuant to awards granted thereunder to 10,000,000. If an incentive award granted under the 2008 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to us in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for further awards under the 2008 Plan.

There was no stock option activity prior to January 1, 2010, as there were no stock options granted prior to June 3, 2010. Stock option activity and related information for the year ended December 31, 2010 is as follows:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at December 31, 2009	-
Granted	8,350,000	$0.20
Exercised	-
Forfeited	1,683,333	$0.20
Outstanding at December 31, 2010	6,666,667	$0.20	$-

Vested at December 31, 2010	2,000,000	$0.20	$-

Exercisable at December 31, 2010	-

Outstanding options had  $0 intrinsic value at December 31, 2010, due to the exercise price being greater than the value of the Company’s common stock at December 31, 2010.

On June 3, 2010, the Company granted 8,350,000 non-statutory options to its Directors pursuant to the 2008 Plan. Each option is exercisable for a period of five years commencing three years from the date of grant, subject to prior vesting, and can be exercised for the purchase of one share of our common stock at a price of  $0.20 per share. One third of such options vest on each of: the date of grant; the first anniversary of the date of grant; and the second anniversary of the date of grant, provided that the holder is still a Director on the applicable vesting date. The Company determined the fair value of these grants using the Black-Scholes model, with the following assumptions:

Risk free interest rate	2.17%
Volatility factor of the expected market price of the Company’s common stock	146.50%
Expected dividend yield percentage	0.00%
Weighted average expected life	5 years

The Company determined the options qualify as ‘plain vanilla’ under the provisions of SAB 107 and the simplified method was used to estimate the expected option life.

Upon the November 2010 resignation of David Rector as an officer and Director of the Company, 233,333 of the 350,000 options granted to Mr. Rector were forfeited. Mr. Rector had until December 2010 to exercise his 116,667 remaining options, but did not notify the Company that he wished to do so and such shares then became available for further awards under the 2008 Plan. On December 28, 2010, Bruce Stewart relinquished 1,333,333 of the 2,000,000 options the Company granted to him in June 2010. Mr. Stewart’s 1,333,333 forfeited options became available for further awards under the 2008 Plan effective as of that date. As of December 31, 2010, 4,666,667 shares remain available for issuance under the 2008 Plan.  See discussion of resignation of Andrew Neale as Director of the Company in Note 15 below.

DECEMBER TRANSITION PERIOD COMPARATIVE FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2010
DECEMBER TRANSITION PERIOD COMPARATIVE FINANCIAL INFORMATION
NOTE 14 – DECEMBER TRANSITION PERIOD COMPARATIVE FINANCIAL INFORMATION

	One Month Ended
	December 31, 2009	December 31, 2008
Income Statement Data:
Revenues	$-	$-
Total expense	(3,160)	(10,744)
Total other income (expense)	-	-
Net loss	$(3,160)	$(10,744)

Basic and diluted loss per share	$(0.00)	$(0.00)

Weighted average number of common shares outstanding – basic and diluted	200,200,000	200,200,000

SUBSEQUENT EVENT	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENT
NOTE 12 – SUBSEQUENT EVENT

The Company is in the process of dissolving its wholly owned Canadian subsidiary UGMC Mining, Inc., which was incorporated in British Columbia on September 14, 2010.  It expects this subsidiary to be dissolved during 2011.

In accordance with ASC 855-10, the Company’s management reviewed all material events through the issuance date of this quarterly report on Form 10-Q and there are no other material subsequent events to report.

NOTE 15 – SUBSEQUENT EVENTS

On January 26, 2011, the Company’s stockholders approved a reverse stock split in a ratio ranging from one-for-five to one-for-fifty of the Company’s issued and outstanding shares of common stock and to effect a reduction in the number of authorized shares of common stock in an amount ranging from 30% to 75% of the current authorized number, in both cases in a ratio and amount to be determined by the Company’s Board of Directors if it determines to proceed with such reverse stock split. The Company’s Board of Directors has recently determined that it will effectuate such reverse stock split in the future.

As discussed in Note 8 above concerning the Hemco Option, the Share Purchase Agreement and the transactions contemplated thereunder were terminated because the closing did not occur on or before February 15, 2011 and accordingly, the Company determined not to exercise the Hemco Option. The Company determined not to proceed with a private placement of its securities to obtain proceeds that would have been used to acquire the Hemco Assets.

On February 16, 2011, the British Columbia Securities Commission (the “BCSC”) issued an order (the “Order”) that trading in the Company's securities cease until the Company has filed certain documents with the BCSC, such documents to include an independent technical report on our Toldafria property and all documents filed with the SEC, and the executive director of the BCSC makes an order revoking the Order. The BCSC has asserted that the Company is a reporting issuer under BC Instrument 51-509, “Issuers Quoted in the U.S. Over-the-Counter Markets”, as they allege that the Company's business was directed or administered from British Columbia and the Company's securities are quoted on the OTC Bulletin Board. The Company believes that the Order will not affect trades of the its securities that have no connection to the Province of British Columbia. The Company is currently seeking legal advice in connection with this matter.

On February 28, 2011, Andrew Neale resigned from his position as a member of the Company’s Board of Directors and any committees thereof effective as of that date. During 2010, Mr. Neale was granted 2,000,000 options, of which 666,667 options were fully vested as of Mr. Neale’s resignation date. The 1,333,333 unvested options granted to Mr. Neale were forfeited as of Mr. Neale’s termination date. Mr. Neale had until March 30, 2011 to exercise the remaining 666,667 vested options, but did not notify the Company that he wished to do so and such shares then became available for further issuance pursuant to the 2008 Plan.

BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2011
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 – BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements have been prepared by the Company without audit. In the opinion of management, all adjustments (which consist of only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows for all periods presented herein, have been made.

The consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these consolidated financial statements be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s December 31, 2010 Form 10-K filed with the Securities and Exchange Commission (“SEC”) on March 31, 2011. The results of operations for the period ended June 30, 2011 are not necessarily indicative of the operating results for the full year.

Change in Year End

On May 19, 2010, the Company determined to change its fiscal year from November 30 to December 31. As the transition period covered a period of one month, the Company was not required to file a transition report.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Universal Gold Holdings (Cayman) Ltd. (“UGH”), which was incorporated in the Cayman Islands on April 22, 2010, and UGMC Mining, Inc. (“UGMC”), which was incorporated in British Columbia on September 14, 2010.  UGMC ceased operations as of February 2011 and is in the process of being dissolved. All material intercompany accounts and transactions have been eliminated.

Use of Estimates

Management uses estimates and assumptions in preparing these consolidated financial statements in accordance with generally accepted accounting principles. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities and the reported revenues and expenses for the periods presented. Actual results could differ from those estimates.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to current period presentation.

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments purchased with an original maturity of three months or less to be cash equivalents. These investments are carried at cost, which approximates fair value. The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (“FDIC”). Beginning December 31, 2010 through December 31, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. This unlimited insurance coverage is separate from, and in addition to, the insurance coverage provided to the depositor’s other accounts held by a FDIC-insured institution, which are insured for balances up to  $250,000 per depositor until December 31, 2013.  At June 30, 2011, the amounts held in banks exceeded the insured limit by  $275,213. The Company has not incurred losses related to these deposits.

Marketable Securities

Marketable securities consist of equity securities, available for sale, which are publicly traded on national exchanges.  At June 30, 2011, marketable securities consisted entirely of shares in Rio Novo Gold Inc., a company whose ordinary shares trade on the Toronto Stock Exchange (“Rio Novo”).  For further information, see Note 4.

Accounts Receivable and Allowance for Doubtful Accounts

The Company’s accounts receivable is composed primarily of receivables from employees, related parties and third parties. The Company performs credit evaluations prior to advancing funds or granting credit to third parties and generally does not require collateral. The Company maintains an allowance for doubtful accounts for amounts in which collection is not assured.

Goods and Services Tax Refund Receivable

The Canadian Government requires Canadian resident companies to collect sales taxes from customers when goods and services are sold in Canada.  These taxes collected can be offset by taxes paid (tax credits) for goods and services purchased in Canada.  Any sale outside of Canada is not taxed for this purpose.  At the end of each quarter, all taxes paid on goods and services purchased are netted against the taxes due on sales of goods and services sold.  Because the Company has more tax credits than taxes collected, as of June 30, 2011 and December 31, 2010, the Company was due a refund of  $15,398 and  $16,328, respectively.

Property and Equipment

Property and equipment are carried at cost, with depreciation provided on a straight-line basis over their estimated useful lives of five years. During the six months ended June 30, 2011 and the period from May 3, 2006 (Inception) through June 30, 2011, we recognized a loss of  $3,518, respectively, on property and equipment held by UGMC, following the closure of UGMC’s offices in Vancouver, British Columbia, which is included in general and administrative expenses on the Company’s consolidated statements of operations.

Mineral Exploration and Development Costs

All exploration expenditures are expensed as incurred. Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Mine development costs incurred to develop new ore deposits, to expand the capacity of mines or to develop mine areas substantially in advance of production are also capitalized once proven and probable reserves exist and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. If the Company does not continue with exploration after the completion of the feasibility study, the cost of mineral rights will be expensed at that time.  Costs of abandoned projects, including related property and equipment costs, are charged to mining costs. To determine if these costs are in excess of their recoverable amount, periodic evaluation of the carrying value of capitalized costs and any related property and equipment costs are based upon expected future cash flows and/or estimated salvage value.

Income Taxes

The Company accounts for its income taxes using the liability method, whereby deferred tax assets and liabilities are determined based on temporary differences between basis used for financial reporting and income tax reporting purposes. Income taxes are provided based on tax rates in effect at the time such temporary differences are expected to reverse. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize the tax assets through future operations.

Fair Value Measurements

The Company measures fair value in accordance with ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) which defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company’s financial instruments consist primarily of cash, marketable securities traded on national exchanges, accounts receivable and accounts payable.  The Company believes the carrying value of its cash, accounts receivable and accounts payable approximate fair value because of the short-term nature or maturity of the instruments.

Earnings (Loss) Per Share Information

Basic net earnings (loss) per common share are computed by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, which is the case for all periods presented in these consolidated financial statements, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. Potentially dilutive securities consist of outstanding option grants to employees and directors and contained an exercise price that was greater than the value of the Company's common stock at June 30, 2011.

Stock-Based Compensation

The Company’s Board of Directors approved the 2008 Equity Incentive Plan (the “2008 Plan”), under which the Company may issue stock options. The Company accounts for this plan under the recognition and measurement principles of ASC 718, Compensation — Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the consolidated statement of operations based upon their estimated fair value as of the date of grant.

Foreign Currency

The financial statements of foreign subsidiaries are translated into U.S. dollars at period end exchange rates except for revenues and expenses, which are translated at average monthly rates. Translation adjustments are reflected as a separate component of stockholders’ equity and have no current effect on earnings or cash flows.

Foreign currency exchange transactions are recorded using the exchange rate at the later of either the date of settlement or the most recent intervening balance sheet date. The Company recognized a foreign currency exchange net loss  $2,274 and  $0 during the three months ended June 30, 2011 and 2010, respectively, a net loss of  $2,303 and  $0 during the six months ended June 30, 2011 and 2010, respectively, and a net gain of  $29,363 for the period from May 3, 2006 (Inception) through June 30, 2011.

Other Comprehensive Income

The Company’s other comprehensive income is attributable to unrealized gains or losses on foreign currency translation adjustments and change in fair value of marketable securities available for sale. During the three and six months ended June 30, 2011, the Company recognized an increase in unrealized net losses on marketable securities of  $21,290 for the three and six months ended June 30, 2011, and a net gain on foreign currency translation of  $296 and  $1,873, respectively, during the same periods. During the three and six months ended June 30, 2010, the Company recognized no unrealized gains or losses on foreign currency translation adjustments or changes in fair value of marketable securities. During the period from May 3, 2006 (Inception) through June 30, 2011, the Company recognized an increase in unrealized net losses on marketable securities of  $21,290 and a net gain on foreign currency translation of  $4,009.

New Accounting Pronouncements

In December 2010, the FASB issued FASB ASU 2010-29 “Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations.” ASU 2010-29 specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments in this update also expand the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amended guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted.

The Company does not expect that the adoption of this or other new accounting pronouncements will have a material effect on the Company’s consolidated financial statements.

MARKETABLE SECURITIES AND FAIR VALUE CONSIDERATION	6 Months Ended
Jun. 30, 2011
MARKETABLE SECURITIES AND FAIR VALUE CONSIDERATION
NOTE 5 – MARKETABLE SECURITIES AND FAIR VALUE CONSIDERATION

At June 30, 2011, the Company owned marketable securities available for sale, consisting of 500,000 Rio Novo ordinary shares that are traded on the Toronto Stock Exchange and valued at  $716,660.  The Company did not hold any marketable securities at December 31, 2010.

The fair value hierarchy set forth in ASC 820 gives the highest priority to Level 1 inputs, which consist of unadjusted quoted prices for identical instruments in active markets. Level 2 inputs consist of quoted prices for similar instruments. Level 3 valuations are derived from inputs that are significant and unobservable, therefore, these valuations have the lowest priority.

Financial assets are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels. The valuation techniques that may be used to measure fair value include a market approach, an income approach and a cost approach. A market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. An income approach uses valuation techniques to convert future amounts to a single present amount based on current market expectations, including present value techniques, option-pricing models and excess earnings method. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).

The Company classifies the fair value of its marketable securities as Level 1 instruments, in that the fair value is determined using unadjusted quoted prices on national exchanges. At June 30, 2011, the aggregate Level 1 fair value of the Rio Novo ordinary shares was  $716,660. There were no reclassifications between levels during 2011 or 2010.

PROVISION FOR INCOME TAXES	6 Months Ended
Jun. 30, 2011
PROVISION FOR INCOME TAXES
NOTE 10 – PROVISION FOR INCOME TAXES

No provision for federal income taxes has been recognized for the six months ended June 30, 2011 and 2010 as the Company incurred a net operating loss for income tax purposes in each period and has no carryback potential.

Deferred tax assets and liabilities at June 30, 2011 and December 31, 2010 totaled a net deferred tax asset of  $1,502,009 and  $877,209, respectively, and consisted primarily of deferred tax assets resulting from net operating loss carryforwards. We have provided a full valuation allowance due to uncertainty regarding the realizability of these tax assets. The Company’s effective tax rate differs from the statutory rate due to a  $354,209 and  $624,800 increase in the valuation allowance for the three and six months ended June 30, 2011, respectively.